                                                     REGISTRATION NO. 333-73121
                                                     REGISTRATION NO. 811-08754
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [_]
                        PRE-EFFECTIVE AMENDMENT NO.
                      POST-EFFECTIVE AMENDMENT NO. 26    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 137           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

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                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

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                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

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                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On September 5, 2012 pursuant to paragraph of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No 26 to the Registration
Statement No.333-73121 for the purposes of including in the Registration
Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed death benefits offered by the contract, and Part C. This Post-Effective Amendment No. 26 incorporates by reference the information contained in Part A and Part B of Post-Effective
Amendment No. 25, filed on August 30, 2012 and Post-Effective Amendment No. 22 filed on April 25, 2012, respectively.

AXA Equitable Life Insurance Company

Supplement dated September 5, 2012 to the current Prospectuses and Supplements to the Prospectuses for:
Accumulator®	Accumulator® EliteSM
Accumulator® Plus SM	Accumulator® SelectSM
Accumulator® Series

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/GMDBoffer. If you have any questions about this offer, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and your standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB, EEB, and standard death benefit see the Appendix to this supplement.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We are making this offer because high market volatility, declines in the equity markets, and the low interest rate environment make continuing to provide these guaranteed benefits costly to us. We believe this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMDB, EEB or the standard death benefit. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for these guaranteed benefits. You would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. For each benefit, we calculate the actuarial value of your GMDB and EEB separately. The amount of the offer is approximately 70% of this actuarial valuation. Each of the benefit calculations is subject to a minimum offer. We calculate the total offer amount as the sum of the two benefit calculations, after applying the minimum to each. The larger your contract account value is relative to your benefit base, the smaller your offer amount will be; if your contract account value equals or exceeds your benefit base, you will very likely (though not necessarily) receive the minimum offer amount described below.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.axa-equitable.com or call us at 1-866-638-0550.

Example 1:

Assume the contract owner is a 73-year old male. Further assume the GMDB benefit base is $101,200 and the contract account value is $60,500. The amount of the initial offer as stated in the contract owner’s offer letter is $17,552. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $54,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $18,388.

Example 2:

Assume the contract owner is a 73-year old male. Further assume the GMDB benefit base is $101,200 and the contract account value is $60,500. The amount of the initial offer as stated in the contract owner’s offer letter is $17,552. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $66,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $16,846.

Additional offer amount examples:

The following examples assume the contract owner is a 73-year old male.

Contract account value	GMDB benefit base	Offer amount
$ 100,000	$150,000	$24,903
$ 100,000	$160,000	$26,822
$ 100,000	$170,000	$29,913
$ 100,000	$180,000	$32,358
$ 100,000	$190,000	$34,966
$ 100,000	$200,000	$37,502
$ 100,000	$210,000	$39,657
$ 100,000	$220,000	$42,535
$ 100,000	$230,000	$44,754
$ 100,000	$240,000	$46,352
$ 100,000	$250,000	$49,038
$ 100,000	$260,000	$51,207
$ 100,000	$270,000	$52,834
$ 100,000	$280,000	$54,665
$ 100,000	$290,000	$56,519
$ 100,000	$300,000	$58,012

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your offer amount may be higher or lower than the amounts shown.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your properly completed acceptance form. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your Roll-up benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges) ; and

b)

if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see the Appendix.

If you accept this offer, the standard death benefit will also terminate. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see the Appendix.

If you accept this offer your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis. Depending on the terms of your contract, the specified percentage is either 40% or 25%. For additional information about the EEB, see the Appendix.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) and standard death benefit would continue to apply. If you accept the offer, your GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased. In the future, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

An election form on which you can indicate your acceptance of this offer is included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB, and EEB, if applicable, and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credit enhancements that may apply to your contract. Therefore, you will not receive any credit enhancements in connection with this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, withdrawal charges may apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the free withdrawal amount (10% or 15% depending on the terms of your contract); or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer. The selling-broker dealer then determines the compensation paid to your financial professional, if any is payable under your particular contract. If your account value increases, the total dollar amount of ongoing annual compensation to your financial professional may increase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Appendix

Guaranteed minimum death benefit base

The Guaranteed minimum death benefit base (hereinafter, in this section called your “benefit base”) is used to calculate the Guaranteed minimum death benefit, as described in this section. The benefit base for any enhanced death benefit will be calculated as described below. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum death benefit” below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6  1/2% (6%, or 5%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (6%, or 5%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM

i

contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6.5%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit ). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

3% Roll-Up to age 85 (used for the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits , the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” in your Prospectus for more information.

If you elect one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

Earnings enhancement benefit (or Protection plusSM)

The Earnings enhancement benefit provides an additional death benefit as described below. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

v

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus for more information.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the
             Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 will be included in the Statement of Additional Information.

         (b) Exhibits.

             The following exhibits correspond to those required by paragraph
             (b) of item 24 as to exhibits in Form N-4:

         1.  Resolutions of the Board of Directors of The Equitable Life
             Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No.
             33-83750, filed on February 27, 1998.

         2.  Not applicable.

         3.
             (a)  Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities, Inc. (now AXA Advisors, LLC),
                  Equitable and Equitable Variable incorporated herein by
                  reference to Exhibit No. 1-A(8) to Registration Statement on
                  Form S-6, (File No. 333-17641), filed on December 11, 1996.

            (a)(i)Letter of Agreement for Distribution Agreement among The
                  Equitable Life Assurance Society of the United States and EQ
                  Financial Consultants, Inc., (now AXA Advisors, LLC), dated
                  April 20, 1998 incorporated herein by reference to Exhibit
                  3(c) to Registration Statement (File No. 33-83750), filed
                  May 1, 1998.

             (b)  Distribution Agreement for services by The Equitable Life
                  Assurance Society of the United States to AXA Network, LLC
                  and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 333-73121) on
                  April 19, 2001.

             (c)  Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the
                  United States dated January 1, 2000 previously filed with
                  this Registration Statement (File No. 333-73121) on April 19,
                  2001.

             (d)  Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United
                  States for itself and as depositor on behalf of the Equitable
                  Life separate accounts and Equitable Distributors, Inc.,
                  incorporated herein by reference to the Registration
                  Statement filed on Form N-4 (File No. 333-64749) filed on
                  August 5, 2011.

            (d)(i)First Amendment dated as of January 1, 2001 to the
                  Distribution Agreement dated as of January 1, 1998 between
                  The Equitable Life Assurance Society of the United States for
                  itself and as depositor on behalf of the Equitable Life
                  separate accounts and Equitable Distributors, Inc.,
                  incorporated herein by reference to the Registration
                  Statement filed on Form N-4 (File No. 333-127445) filed on
                  August 11, 2005.

           (d)(ii)Second Amendment dated as of January 1, 2012 to the
                  Distribution Agreement dated as of January 1, 1998 between
                  AXA Equitable Life Insurance Company and AXA Distributors LLC
                  incorporated herein by reference to the Registration
                  Statement filed on Form N-4 (File No. 333-05593) filed on
                  April 24, 2012.

            (e)   General Agent Sales Agreement dated January 1, 2000 between
                  The Equitable Life Assurance Society of the United States and
                  AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on
                  Form N-4, (File No. 333-05593), filed April 24, 2012.

            (e)(i)First Amendment dated as of January 1, 2003 to General Agent
                  Sales Agreement dated January 1, 2000 between The Equitable
                  Life Assurance Society of the United States and AXA Network,
                  LLC and its subsidiaries, incorporated herein by reference to
                  Registration Statement on Form N-4, (File No. 333-05593),
                  filed April 24, 2012.

           (e)(ii)Second Amendment dated as of January 1, 2004 to General Agent
                  Sales Agreement dated January 1, 2000 between The Equitable
                  Life Assurance Society of the United States and AXA Network,
                  LLC and its subsidiaries, incorporated herein by reference to
                  Registration Statement on Form N-4, (File No. 333-05593),
                  filed April 24, 2012.

          (e)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                  Sales Agreement dated as of January 1, 2000 by and between
                  The Equitable Life Assurance Society of the United States and
                  AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on
                  Form N-4 (File No. 333-127445), filed on August 11, 2005.

           (e)(iv)Fourth Amendment dated as of November 1, 2004 to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between The Equitable Life Assurance Society of the United
                  States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration
                  Statement on Form N-4 (File No. 333-127445), filed on
                  August 11, 2005.

            (e)(v)Fifth Amendment dated as of November 1, 2006, to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between The Equitable Life Assurance Society of the United
                  States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4
                  (File No. 333-05593), filed on April 24, 2012.

           (e)(vi)Sixth Amendment dated as of February 15, 2008, to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                  and AXA Network, LLC and its subsidiaries, incorporated
                  herein by reference to Registration Statement on Form N-4
                  (File No. 333-05593), filed on April 24, 2012.

          (e)(vii)Seventh Amendment dated as of February 15, 2008, to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                  and AXA Network, LLC and its subsidiaries, incorporated
                  herein by reference to Registration Statement on Form N-4
                  (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

         (e)(viii)Eighth Amendment dated as of November 1, 2008, to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                  and AXA Network, LLC and its subsidiaries, incorporated
                  herein by reference to Registration Statement on Form N-4
                  (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

           (e)(ix)Ninth Amendment, dated as of November 1, 2011 to General
                  Agent Sales Agreement dated as of January 1, 2000 by and
                  between AXA Life Insurance Company (formerly known as The
                  Equitable Life Assurance Society of the United States) and
                  AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4
                  (File No. 333-05593) filed on April 24, 2012.

             (f)  Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement
                  among [Brokerage General Agent] and AXA Distributors, LLC,
                  AXA Distributors Insurance Agency, LLC, AXA Distributors
                  Insurance Agency of Alabama, LLC, and AXA Distributors
                  Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement
                  (File No. 333-05593) on Form N-4, filed on April 20, 2005.

             (g)  Form of Wholesale Broker-Dealer Supervisory and Sales
                  Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to
                  Registration Statement (File No. 333-05593) on Form N-4,
                  filed on April 20, 2005.

                                      C-2

         4.  (a)  Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement
                  No. 33-83750, filed February 27, 1998.

             (b)  Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to
                  Registration Statement No. 33-83750, filed February 27, 1998.

             (c)  Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and
                  94ICA/BMVA, incorporated herein by reference to Exhibit 4(c)
                  to Registration Statement No. 33-83750, filed February 27,
                  1998.

             (d)  Form of Guaranteed Minimum Income Benefit Endorsement to
                  Contract Form No. 10-50-94IC and the Certificates under the
                  Contract, incorporated herein by reference to Exhibit 4(h) to
                  Registration Statement No. 33-83750, filed April 23, 1996.

             (e)  Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No.
                  33-83750, filed December 31, 1997.

             (f)  Form of Endorsement applicable to Defined Benefit Qualified
                  Plan Certificates No. 98ENDQPI, incorporated herein by
                  reference to Exhibit 4(r) to Registration Statement No.
                  33-83750, filed May 1, 1998.

             (g)  Form of Endorsement applicable to Non-Qualified Certificates
                  No. 98ENJONQI, incorporated herein by reference to Exhibit
                  4(s) to Registration Statement No. 33-83750, filed
                  February 27, 1998.

             (h)  Form of Endorsement applicable to Defined Contribution
                  Qualified Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No.
                  333-64751 filed on September 30, 1998.

             (i)  Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC
                  and Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No.
                  033-83750, filed on December 30, 1998.

             (j)  Form of Endorsement Applicable to TSA Certificates,
                  incorporated herein by reference to Exhibit 4(t) to
                  Registration Statement No. 333-05593, filed on May 22, 1998.

             (k)  Form of data pages No. 94ICA/B for Equitable Accumulator
                  Select (IRA) Certificates, previously filed with this
                  Registration Statement, File No. 333-73121 on March 1, 1999.

             (l)  Form of data pages No. 94ICA/B for Equitable Accumulator
                  Select (NQ) Certificates, previously filed with this
                  Registration Statement, File No. 333-73121 on March 1, 1999.

             (m)  Form of data pages No. 94ICA/B for Equitable Accumulator
                  Select (QP) Certificates, previously filed with this
                  Registration Statement, File No. 333-73121 on March 1, 1999.

             (n)  Form of data pages No. 94ICA/B for Equitable Accumulator
                  Select (TSA) Certificates, previously filed with this
                  Registration Statement, File No. 333-73121 on March 1, 1999.

             (o)  Form of data pages for Equitable Accumulator Select Rollover
                  IRA, Roth Conversion IRA, NQ, QP and TSA, previously filed with this Registration Statement, File No. 333-73121 on
                  April 30, 1999.

             (p)  Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary
                  Continuation Option), applicable to IRA Certificates
                  previously filed with this Registration Statement File No.
                  333-73121 on April 25, 2000.

             (q)  Form of data pages for Equitable Accumulator Select

                                      C-3

                  baseBUILDER previously filed with this Registration Statement
                  File No. 333-73121 on April 25, 2000.

                                      C-4

             (r)  Form of Endorsement applicable to Roth IRA Contracts, Form
                  No. IM-ROTHBCO-1 previously filed with this Registration
                  Statement File No. 333-73121 on April 25, 2001.

             (s)  Revised Form of Endorsement applicable to IRA Certificates,
                  Form No. 2000ENIRAI-IM previously filed with this
                  Registration Statement File No. 333-73121 on April 25, 2001.

             (t)  Form of Endorsement applicable to Non-Qualified Certificates,
                  Form No. 99ENNQ-G previously filed with this Registration
                  Statement File No. 333-73121 on April 25, 2001.

             (u)  Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                  previously filed with this Registration Statement File No.
                  333-73121 on April 25, 2001.

             (v)  Revised Form of Data Pages for Equitable Accumulator Select
                  (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution,
                  QP-Defined Benefit, TSA) previously filed with this
                  Registration Statement File No. 333-73121 on April 25, 2001.

             (w)  Form of Amendment to Certificate Form No. 94ICB, Form
                  No. 2000 BENE-G previously filed with this Registration
                  Statement File No. 333-73121 on April 25, 2001.

             (x)  Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No.
                  333-73121 on April 25, 2001.

             (y)  Form of Endorsement applicable to non-qualified
                  contract/certificates with beneficiary continuation option
                  (No. 2002 NQBCO), incorporated herein by reference to Exhibit
                  No. 4(a)(c) to the Registration Statement (File No.
                  333-05593) filed on April 23, 2003.

         5.  (a)  Form of Enrollment Form/Application No. 126737 (5/99) for
                  Equitable Accumulator Select (IRA, NQ, QP, and TSA),
                  previously filed with this Registration Statement, File No.
                  333-73121 on March 1, 1999.

             (b)  Form of Enrollment Form/Application No. 126737 (5/99) for
                  Equitable Accumulator Select (IRA, NQ, QP and TSA) (as
                  revised), previously filed with this Registration Statement,
                  File No. 333-73121 on April 30, 1999.

         6. (f)(i)Restated Charter of AXA Equitable, as amended August 31,
                  2010, incorporated herein by reference to Registration
                  Statement to Form N-4, (File No. 333-05593), filed on
                  April 24, 2012.

           (f)(ii)By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to
                  Registration Statement on Form N-4, (File No. 333-05593),
                  filed on April 20, 2006.

         7.  Form of Reinsurance Agreement between Reinsurance Company and The
             Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-73121 on
             April 25, 2001.

         8.  (a)  Amended and Restated Participation Agreement among EQ
                  Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                  Equitable"), AXA Distributors and AXA Advisors dated July 15,
                  2002 is incorporated herein by reference to Post-Effective
                  Amendment No. 25 to the EQ Advisor's Trust Registration
                  Statement on Form N-1A (File No. 333-17217 and 811-07953),
                  filed on February 7, 2003.

            (a)(i)Amendment No. 1, dated May 2, 2003, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 28 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on February
                  10, 2004.

           (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 35 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on October
                  15, 2004.

          (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 35 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on October
                  15, 2004.

           (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 37 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on April 7,
                  2005.

            (a)(v)Amendment No. 5, dated September 30, 2005, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 44 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on April 5,
                  2006.

           (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 51 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on February
                  2, 2007.

          (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 53 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on April
                  27, 2007.

         (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 56 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on December
                  27, 2007.

           (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 61 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on February
                  13, 2009.

            (a)(x)Amendment No. 10, dated January 1, 2009, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 64 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on March
                  16, 2009.

           (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 67 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on April
                  15, 2009.

          (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust,
                  AXA Equitable, AXA Distributors and AXA Advisors dated July
                  15, 2002 incorporated herein by reference to Post-Effective
                  Amendment No. 70 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on January
                  21, 2010.

         (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 77 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on February
                  3, 2011.

          (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference to Post-Effective
                  Amendment No. 77 To the EQ Advisor's Trust Registration
                  Statement (File No. 333-17217) on Form N-1A filed on February
                  3, 2011.

           (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                  Restated Participation Agreement among EQ Advisors Trust, AXA
                  Equitable, AXA Distributors and AXA Advisors dated July 15,
                  2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's
                  Trust Registration Statement (File No. 333-17217) on Form
                  N-1A filed on August 17, 2011.

                                      C-5

         9.  Opinion and Consent of Dodie Kent, Esq., Vice President and
             Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10. (a)  Consent of PricewaterhouseCoopers, LLP, filed herewith.

             (b)  Powers of Attorney, filed herewith.

         11. Not applicable.

         12. Not applicable.

         13. Not applicable.

                                      C-6

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                   AXA EQUITABLE
------------------                                 --------------------------

DIRECTORS

Henri de Castries                                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                                              Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                                       Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                                             Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                                              Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                                        Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                                             Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                                          Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                                              Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                                           Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                                              Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                      C-7

Richard C. Vaughan               Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                    Director, Chairman of the Board and
                                 Chief Executive Officer

*Andrew J. McMahon               Director and President

OTHER OFFICERS
--------------

*Anders B. Malmstrom             Senior Executive Vice President and
                                 Chief Financial Officer

*Andrea M. Nitzan                Executive Vice President
                                 (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge        Executive Vice President,
                                 Chief Investment Officer and
                                 Treasurer

*Michael B. Healy                Executive Vice President
                                 and Chief Information Officer

*Salvatore Piazzolla             Senior Executive Vice President

*Mary Fernald                    Senior Vice President and Chief
                                 Underwriting Officer

*David Kam                       Senior Vice President and Actuary

*Kevin E. Murray                 Executive Vice President

*Anne M. Katcher                 Senior Vice President and Senior Actuary

*Anthony F. Recine               Senior Vice President, Chief Compliance
                                 Officer and Deputy General Counsel

*Karen Field Hazin               Vice President, Secretary and Associate
                                 General Counsel

*Dave S. Hattem                  Senior Vice President and General Counsel

*Michel Perrin                   Senior Vice President and Actuary

*Naomi J. Weinstein              Vice President

                                      C-8

*Charles A. Marino               Executive Vice President and Chief
                                 Actuary

*Nicholas B. Lane                Senior Executive Vice President and
                                 President, Retirement Savings

*David W. O'Leary                Executive Vice President

*Robert O. Wright, Jr.           Executive Vice President

*Amy J. Radin                    Senior Executive Vice President and
                                 Chief Marketing Officer

                                      C-9

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the
         "Separate Account") is a separate account of AXA Equitable. AXA
         Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the
         "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
         No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011
         is incorporated herein by reference to Exhibit 26(b) to Registration
         Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

                                     C-10

Item 27. Number of Contractowners

         As of July 31, 2012, there were 101 Qualified Contractowners and 87
         Non-Qualified Contract holders of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provides, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees. (a) To
                   the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate, is or was a director, officer or employee of the
                   Company shall be indemnified by the Company;

              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate serves or served any other organization in any
                   capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                   (b)  To the extent permitted by the law of the State of New
                        York, the Company, or the Board of Directors, by
                        amendment of these By-Laws, or by agreement. (Business
                        Corporation Law ss. 721-726; Insurance Law ss.1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is 100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriter

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)  Undertaking

              Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-11

Item 29. Principal Underwriters

         (a)  AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life
              Insurance Company and MONY Life Insurance Company of America, is
              the principal underwriter for Separate Accounts 45, 49, 70, 301,
              A, I, FP and EQ Advisors Trust and AXA Premier VIP Trust and of
              MONY Variable Account A, MONY Variable Account L, MONY America
              Variable Account A, MONY America Variable Account L, MONY
              Variable Account S, and Keynote Series Account.

              The principal business address of AXA Advisors, LLC is 1290
              Avenue of the Americas, NY, NY 10104.

         (b)  Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors,
              LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors,
              LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   ------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   President and Director

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President and Acting Broker-Dealer
                                   Chief Compliance Officer

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investment Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

                                     C-12

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL          POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS            (AXA DISTRIBUTORS, LLC)
------------------          -------------------------------------------------

*Nicholas B. Lane           Director, Chairman of the Board, President,
                            Chief Executive Officer and Chief Retirement
                            Savings Officer

*Andrew J. McMahon          Director and Chief Financial Protection
                            & Wealth Management Officer

*Michael P. McCarthy        Director, Senior Vice President and
                            National Sales Manager

*David W. O'Leary           Executive Vice President

*Nelida Garcia              Senior Vice President

*Peter D. Golden            Senior Vice President

*Kevin M. Kennedy           Senior Vice President

*Harvey T. Fladeland        Senior Vice President

*Windy Lawrence             Senior Vice President

*Mark Teitelbaum            Senior Vice President

*Timothy P. O'Hara          Senior Vice President

*Michael Schumacher         Senior Vice President

*John C. Taroni             Vice President and Treasurer

*Nicholas Gismondi          Vice President and Chief Financial Officer

*Denise Tedeschi            Assistant Vice President and Assistant
                            Secretary

*Gregory Lashinsky          Assistant Vice President - Financial
                            Operations Principal

*Robert P. Walsh            Vice President and Chief AML Officer

*Francesca Divone           Secretary

*Susan Vesey                Assistant Secretary

                                     C-13

         (c)  The information under "Distribution of the Contracts" in the
              Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by
              reference.

                                     C-14

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
         Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of
         the Americas, New York 10104, 135 West 50th Street, New York, NY
         10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street,
         Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)  to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited
              financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)  to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
              Statement of Additional Information;

         (c)  to deliver any Statement of Additional Information and any financial statements required to be made available under this
              Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the
Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Certificates.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-15

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of
August, 2012.

                                   SEPARATE ACCOUNT NO. 45 OF AXA EQUITABLE
                                   LIFE INSURANCE COMPANY
                                                     (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                      (Depositor)

                                   By:  /s/ Dodie Kent
                                        ------------------------------------
                                        Dodie Kent
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 31st day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson               Danny L. Hale        Ramon de Oliveira
Henri de Castries          Anthony J. Hamilton  Bertram Scott
Denis Duverne              Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh       Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                  Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 31, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ---------

  9          Opinion and Consent of Counsel                     EX-99.9

  10(a)      Consent of PricewaterhouseCoopers LLP              EX-99.10a

  10(b)      Powers of Attorney                                 EX-99.10b